Prepaid Expenses and Other Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Allowance for Expected Credit Loss [Abstract]
Beginning balance	[1]	$ 9,183,535
Addition		58,101,534	$ 7,410,910	$ 9,183,535
Ending balance		$ 67,285,069	$ 8,582,279	$ 9,183,535	[1]

[1]	The allowances of expected credit losses in relation to Hi Speed Group as mentioned in note (a) and (b), in aggregate, as at March 31, 2026, is HK$66,505,219 (US$8,482,809) while that in relation to note (d) to (g), in aggregate, as at March 31, 2026, is HK$779,850 (US$99,471).